Fair Value Measurements (Tables) - DMY SQUARED TECHNOLOGY GROUP, INC [Member]	12 Months Ended
Dec. 31, 2025
Fair Value Measurements (Tables) [Line Items]
Schedule of Fair Value Measurements

The following tables present information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and 2024, by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public Warrants	$-	$8,214,700	$-
Derivative warrant liabilities - Private Warrants	$-	$-	$7,500,120
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - U.S. Treasury Bill(1)	$25,587,986	$-	$-
Liabilities:
Derivative warrant liabilities - Public Warrants	$-	$758,280	$-
Derivative warrant liabilities - Private Warrants	$-	$-	$692,320
(1)	The cash balance within the Trust Account was $617 as of December 31, 2024.

Schedule of Fair Value Measurements

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates of December 31, 2025 and 2024:

	As of December 31, 2025	As of December 31, 2024
Exercise price	$11.50	$11.50
Stock price	$12.99	$10.66
Volatility	3.7%	3.3%
Risk-free rate	3.7%	4.3%
Expected terms (years)	5.17	5.25
Dividend yield	0.0%	0.0%

Schedule of Fair value of the Derivative Warrant Liabilities

The changes in the Level 3 fair value of the derivative warrant liabilities for the years ended December 31, 2025 and 2024 are summarized as follows:

Balance as of December 31, 2023 - Level 3	$432,700
Change in fair value of derivative warrant liabilities - Private Warrants	259,620
Balance as of December 31, 2024 - Level 3	692,320
Change in fair value of derivative warrant liabilities - Private Warrants	6,807,800
Balance as of December 31, 2025 - Level 3	$7,500,120